Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000250241 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Mar ETF
Class Name	iShares Large Cap Max Buffer Mar ETF
Trading Symbol	MMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Mar ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Mar ETF	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Net Assets	$ 33,696,101
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$33,696,101
Number of Portfolio Holdings	5
Portfolio Turnover Rate	—%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	113.4%
Purchased Put Options	0.3%
Futures	0.0	%(c)
Written Call Options	(15.5)%
Money Market Funds	1.7%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250242 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Jun ETF
Class Name	iShares Large Cap Max Buffer Jun ETF
Trading Symbol	MAXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[3]
Expense Ratio, Percent	0.47%	[3],[4]
Net Assets	$ 155,315,694
Holdings Count | Holding	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$155,315,694
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	105.1%
Purchased Put Options	1.6%
Futures	0.0	%(c)
Written Call Options	(8.1)%
Money Market Funds	1.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250243 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Sep ETF
Class Name	iShares Large Cap Max Buffer Sep ETF
Trading Symbol	SMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[5]
Expense Ratio, Percent	0.47%	[5],[6]
Net Assets	$ 118,050,057
Holdings Count | Holding	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$118,050,057
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Purchased Put Options	3.7%
Futures	0.0	%(c)
Written Call Options	(4.3)%
Money Market Funds	1.8%
Other assets, less liabilities	0.2
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000250244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Dec ETF
Class Name	iShares Large Cap Max Buffer Dec ETF
Trading Symbol	DMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[7]
Expense Ratio, Percent	0.47%	[7],[8]
Net Assets	$ 136,900,301
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$136,900,301
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.0%
Purchased Put Options	5.2%
Futures	0.0	%(c)
Written Call Options	(5.0)%
Money Market Funds	1.0%
Liabilities in excess of other assets	(0.2)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000256144 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Accelerated Outcome ETF
Class Name	iShares Large Cap Accelerated Outcome ETF
Trading Symbol	TWOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Accelerated Outcome ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated Outcome ETF	$25(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[9]
Expense Ratio, Percent	0.47%	[9],[10]
Net Assets	$ 22,820,321
Holdings Count | Holding	4
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$22,820,321
Number of Portfolio Holdings	4
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Purchased Call Options	3.6%
Futures	0.0	%(c)
Written Call Options	(3.3)%
Other assets, less liabilities	0.2
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000264083 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Mar ETF
Class Name	iShares Large Cap 10% Target Buffer Mar ETF
Trading Symbol	TENM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Mar ETF (the “Fund”) for the period of October 21, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Mar ETF	$13(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 13	[11],[12]
Expense Ratio, Percent	0.47%	[11],[13]
Net Assets	$ 185,935,550
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$185,935,550
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Purchased Put Options	1.4%
Futures	0.0	%(c)
Written Put Options	(0.4)%
Written Call Options	(0.7)%
Money Market Funds	0.8%
Other assets, less liabilities	0.0	(c)
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000264084 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Jun ETF
Class Name	iShares Large Cap 10% Target Buffer Jun ETF
Trading Symbol	TENJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Jun ETF (the “Fund”) for the period of October 21, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Jun ETF	$13(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 13	[14],[15]
Expense Ratio, Percent	0.47%	[14],[16]
Net Assets	$ 11,296,377
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,296,377
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.3%
Purchased Put Options	2.8%
Futures	0.0	%(c)
Written Call Options	(0.9)%
Written Put Options	(1.3)%
Money Market Funds	1.0%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000264085 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Sep ETF
Class Name	iShares Large Cap 10% Target Buffer Sep ETF
Trading Symbol	STEN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Sep ETF (the “Fund”) for the period of September 30, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Sep ETF	$16(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 16	[17],[18]
Expense Ratio, Percent	0.47%	[17],[19]
Net Assets	$ 32,018,830
Holdings Count | Holding	6
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$32,018,830
Number of Portfolio Holdings	6
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Purchased Put Options	3.7%
Futures	0.0	%(c)
Written Call Options	(0.9)%
Written Put Options	(2.0)%
Money Market Funds	1.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000264086 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap 10% Target Buffer Dec ETF
Class Name	iShares Large Cap 10% Target Buffer Dec ETF
Trading Symbol	TEND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap 10% Target Buffer Dec ETF (the “Fund”) for the period of October 7, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap 10% Target Buffer Dec ETF	$15(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 15	[20],[21]
Expense Ratio, Percent	0.47%	[20],[22]
Net Assets	$ 41,062,886
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$41,062,886
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.4%
Purchased Put Options	5.2%
Futures	0.0	%(c)
Written Call Options	(1.4)%
Written Put Options	(3.0)%
Money Market Funds	0.7%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	33.4%
Financials	12.9%
Communication Services	11.0%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.0%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.9%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[13]	Annualized.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[19]	Annualized.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[21]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[22]	Annualized.